Business Combination, Goodwill, and Intangible Assets, Net. - Schedule of Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	$ 1,935	$ 1,935
Less - accumulated amortization	569	228
Intangible assets, net	1,366	1,707
Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	1,048	1,048
Less - accumulated amortization	376	151
Customers relationship [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	887	887
Less - accumulated amortization	$ 193	$ 77